CONVERTIBLE NOTES PAYABLE (Details Narrative) - USD ($)																2 Months Ended	3 Months Ended			4 Months Ended	6 Months Ended		9 Months Ended	12 Months Ended
	Feb. 26, 2021	Jan. 06, 2020	Dec. 23, 2019	Dec. 19, 2019	Oct. 30, 2019	Oct. 23, 2019	Mar. 25, 2019	Mar. 21, 2019	Jan. 29, 2019	Nov. 05, 2018	Aug. 28, 2018	Dec. 31, 2017	Dec. 20, 2017	Nov. 11, 2017	Nov. 01, 2017	Sep. 12, 2019	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018	Jun. 30, 2021	Jun. 30, 2020	Sep. 30, 2019	Dec. 31, 2020	Dec. 31, 2019	Dec. 30, 2019	Dec. 31, 2018	Mar. 30, 2021	Dec. 23, 2020	Feb. 03, 2020
Extinguishment of Debt [Line Items]
Amortization of debt discount																					$ 744,783	$ 1,028,931		$ 1,658,395	$ 2,906,843
Debt discount																	$ 1,122,225				1,122,225			808,980
Convertible promissory note payment terms	On February 26, 2021, the Company entered into a share exchange agreement (“ECOX Share Exchange Agreement”) with Eco Innovation Group, Inc. (“ECOX”) dated February 26, 2021, to acquire the number of shares of ECOX’s common stock, equal in value to $650,000 based on the per-share price of $0.06, in exchange for the number of shares of Company common stock equal in value to $650,000 based on the closing price for the trading day immediately preceding the effective date of the ECOX Share Exchange Agreement. For both parties, the ECOX Share Exchange Agreement contains a “true-up” provision requiring the issuance of additional common stock in the event that a decline in the market value of either parties’ common stock should cause the aggregate value of the stock acquired pursuant to the ECOX Share Exchange Agreement to fall below $650,000. Based on the value of ECOX shares in the market as of June 30, 2021, the Company recorded a value for additional shares owed to ECOX pursuant to the ECOX Share Exchange Agreement of $329,572 as a subscription agreement along with a loss from equity investment of $391,194. As of June 30, 2021 41,935,484 shares of the Company’s common stock have been issued. As a result, the balance of subscriptions payable as of June 30, 2021 and December 31, 2020 was $999,355 and $670,000, respectively.
Net proceeds from convertible promissory notes																					1,508,250	442,000		1,017,664	2,802,500
Gain (loss) on change in fair value of derivative liabilities																								4,698,072	2,123,570
Gain (loss) on debt settlement																	(96,750)				$ (164,977)	$ 3,490		77,624	$ (3,770,974)
Convertible promissory note due date description																					For the six months ended June 30, 2021, the Company recorded a gain on the change in fair value of derivative liabilities of $1,347,646 and a loss of $1,035,115 related to the excess of the fair value of derivatives at issuance above convertible note principle as a charge to interest expense. For the six months ended June 30, 2020, the Company recorded a gain on change in fair value of derivative liabilities of $1,142,272, a loss of $395,607 related to the excess of the fair value of derivatives at issuance above convertible note principle as a charge to interest expense, and amortization of debt discounts of $1,028,931 as a charge to interest expense.
Labrys [Member]
Extinguishment of Debt [Line Items]
Accrued interest																	5,375				$ 5,375
Power Up Lending [Member]
Extinguishment of Debt [Line Items]
Accrued interest																	0				0			1,167
Debt principal amount																	0				0			35,000
Odyssey Funding L L C [Member]
Extinguishment of Debt [Line Items]
Accrued interest																	0				0			0
Debt principal amount																	0				0			0
Paladin Advisors L L C [Member]
Extinguishment of Debt [Line Items]
Accrued interest																	0				0			0
Debt principal amount																	0				0			0
Derivative Financial Instruments, Liabilities [Member]
Extinguishment of Debt [Line Items]
Fair value of embedded derivatives																								$ 4,426,057
Dividend yield																								0.00%
Estimated fair value of common stock																								$ 0.0041
Derivative Financial Instruments, Liabilities [Member] | Minimum [Member]
Extinguishment of Debt [Line Items]
Expected volatility																								164.49%
Weighted average risk-free interest rate																								0.09%
Expected life																								6 months
Derivative Financial Instruments, Liabilities [Member] | Maximum [Member]
Extinguishment of Debt [Line Items]
Expected volatility																								278.82%
Weighted average risk-free interest rate																								0.17%
Expected life																								2 years 7 months 6 days
Warrant [Member]
Extinguishment of Debt [Line Items]
Warrants issued for debt as an investment incentive																								6,980,769	2,370,298
Convertible Promissory Notes [Member] | Interest Expense [Member]
Extinguishment of Debt [Line Items]
Amortization of debt discount																								$ 1,658,395		$ 2,906,843
Four Convertible Promissory Notes From July 01 Through September 12, 2019 - Power Up Lending [Member]
Extinguishment of Debt [Line Items]
Convertible promissory note face value																$ 294,000
Convertible promissory note interest rate																10.00%
Convertible promissory note original issue discount																$ 12,000
Convertible promissory note conversion terms																The notes are convertible at any time at a conversion rate equal to 61% of the Market Price (defined as the lowest trading price during the 15-trading-day period prior to the conversion date). Upon the issuance of these convertible notes, the Company determined that the features associated with the embedded conversion option embedded in the debentures, should be accounted for at fair value, as a derivative liability, as the Company cannot determine if a sufficient number of shares would be available to settle all potential future conversion transactions
Debt discount																$ 33,542
Convertible notes payable																								35,000
Accrued interest																								1,167
Convertible Promissory Notes From October 01 Through December 31, 2019 - Crown Bridge Partners [Member]
Extinguishment of Debt [Line Items]
Convertible promissory note face value																	$ 225,000				$ 225,000			$ 225,000
Convertible promissory note interest rate																	10.00%				10.00%			10.00%
Convertible promissory note original issue discount																								$ 22,500
Convertible promissory note conversion terms																			The notes are convertible at any time at a conversion rate equal to 60% of the Market Price (defined as the lowest trading price during the 15-trading-day period prior to the conversion date). Upon the issuance of these convertible notes, the Company determined that the features associated with the embedded conversion option embedded in the debentures, should be accounted for at fair value, as a derivative liability, as the Company cannot determine if a sufficient number of shares would be available to settle all potential future conversion transactions. As of the funding date of each note, the Company determined the fair value of the embedded derivative associated with the convertibility of each note
Debt discount																								78,056
Convertible notes payable																								172,500
Accrued interest																								6,500
Convertible promissory note payment terms																			The Company has the right to prepay the notes for an amount ranging from 125% to 140% multiplied by the outstanding balance (all principal and accrued interest) depending on the prepayment period (ranging from 1 to 180 days following the issuance date). The Company is prohibited from effecting a conversion of any note to the extent that, as a result of such conversion, the investor, together with its affiliates, would beneficially own more than 4.99% of the number of shares of the Company’s common stock outstanding immediately after giving effect to the issuance of shares of common stock upon conversion of the note.
Convertible Promissory Notes - October 30, 2019, Odyssey Funding LLC [Member]
Extinguishment of Debt [Line Items]
Convertible promissory note face value					$ 250,000
Convertible promissory note interest rate					12.00%
Convertible promissory note original issue discount					$ 0
Convertible promissory note conversion terms					The notes are convertible at any time at a conversion rate equal to 55% the average of the two lowest trading prices of the Common Stock as reported on the National Quotations Bureau OTC market exchange which the Company's shares are traded or any exchange upon which the Common Stock may be traded in the future ("Exchange"), for the twenty prior trading days including the day upon which a Notice of Conversion is received by the Company or its transfer agent (provided such Notice of Conversion is delivered by fax or other electronic method of communication to the Company or its transfer agent after 4 P.M. Eastern Standard or Daylight Savings Time if the Holder wishes to include the same day closing price). If the shares have not been delivered within 3 business days, the Notice of Conversion may be rescinded. Such conversion shall be effectuated by the Company delivering the shares of Common Stock to the Holder within 3 business days of receipt by the Company of the Notice of Conversion
Debt discount					$ 0
Convertible notes payable																								0
Accrued interest																								0
Convertible promissory note payment terms					In the event the Company experiences a DTC "Chill" on its shares, the conversion price shall be decreased to 45% instead of 55% while that "Chill" is in effect. In no event shall the Holder be allowed to effect a conversion if such conversion, along with all other shares of Company Common Stock beneficially owned by the Holder and its affiliates would exceed 4.99% of the outstanding shares of the Common Stock of the Company (which may be increased up to 9.9% upon 60 days' prior written notice by the Investor)
Convertible Promissory Notes - October 23, 2019, Paladin Advisors LLC [Member]
Extinguishment of Debt [Line Items]
Convertible promissory note face value						$ 75,000
Convertible promissory note interest rate						8.00%
Convertible promissory note conversion terms						All payments due hereunder (to the extent not converted into common stock, $0.001 par value per share (the “Common Stock”) in accordance with the terms of this agreement and shall be made in lawful money of the United States of America. All payments shall be made at such address as the Holder shall hereafter give to the Company by written notice made in accordance with the provisions of this Note. Whenever any amount expressed to be due by the terms of this Note is due on any day which is not a business day, the same shall instead be due on the next succeeding day which is a business day and, in the case of any interest payment date which is not the date on which this Note is paid in full, the extension of the due date thereof shall not be taken into account for purposes of determining the amount of interest due on such date. As used in this Note, the term “business day” shall mean any day other than a Saturday, Sunday or a day on which commercial banks in the city of New York, New York are authorized or required by law or executive order to remain closed
Debt discount						$ 0
Convertible notes payable																								0
Accrued interest																								0
Convertible promissory note payment terms						For so long as there remains any amount due hereunder, the Holder shall have the option to convert all or any portion of the unpaid principal amount of this Note, plus accrued interest (together with the unpaid principal amount, the “Converted Amount”), into shares of the Company’s common stock. The conversion price (the “Conversion Price”) shall be equal to a forty-five percent (45%) discount to the lowest closing bid of the previous ten (10) day trading period, ending on the business day before a Notice of Conversion is delivered to the Company. The number of shares of Common Stock into which the Converted Amount shall be convertible (the “Conversion Shares”) shall be determined by dividing (i) the Converted Amount by (ii) the Conversion Price. For the purposes of this Section 4(a), a conversion shall be deemed to occur on the date that the Company receives an executed copy of the Conversion Notice.
Convertible Promissory Notes - December 19, 2019, GS Capital Partners LLC [Member]
Extinguishment of Debt [Line Items]
Convertible promissory note face value				$ 173,000
Convertible promissory note interest rate				10.00%
Convertible promissory note original issue discount				$ 15,000
Debt discount				$ 92,396
Convertible notes payable																	$ 0				$ 0			143,500
Accrued interest																	0				0			2,789
Convertible promissory note payment terms				The Holder of this Note is entitled, at its option, at any time after cash payment, to convert all or any amount of the principal face amount of this Note then outstanding into shares of the Company's common stock (the "Common Stock") at a price ("Conversion Price") for each share of Common Stock equal to 62% of the lowest trading price of the Common Stock as reported on the National Quotations Bureau OTC Marketplace exchange which the Company’s shares are traded or any exchange upon which the Common Stock may be traded in the future ("Exchange"), for the twenty prior trading days including the day upon which a Notice of Conversion is received by the Company or its transfer agent (provided such Notice of Conversion is delivered by fax or other electronic method of communication to the Company or its transfer agent after 4 P.M. Eastern Standard or Daylight Savings Time if the Holder wishes to include the same day closing price). If the shares have not been delivered within 3 business days, the Notice of Conversion may be rescinded. Such conversion shall be effectuated by the Company delivering the shares of Common Stock to the Holder within 3 business days of receipt by the Company of the Notice of Conversion. Accrued but unpaid interest shall be subject to conversion. No fractional shares or scrip representing fractions of shares will be issued on conversion, but the number of shares issuable shall be rounded to the nearest whole share. To the extent the Conversion Price of the Company’s Common Stock closes below the par value per share, the Company will take all steps necessary to solicit the consent of the stockholders to reduce the par value to the lowest value possible under law. The Company agrees to honor all conversions submitted pending this increase. In the event the Company experiences a DTC “Chill” on its shares, the Conversion Price shall be decreased to 52% instead of 62% while that “Chill” is in effect. In no event shall the Holder be allowed to effect a conversion if such conversion, along with all other shares of Company Common Stock beneficially owned by the Holder and its affiliates would exceed 4.99% of the outstanding shares of the Common Stock of the Company (which may be increased up to 9.9% upon 60 days’ prior written notice by the Investor).
Debt discount				$ 166,193
Secured Convertible Promissory Notes Dated November 01, 2017 - St George Investments [Member]
Extinguishment of Debt [Line Items]
Convertible promissory note face value															$ 601,420
Convertible promissory note interest rate															10.00%
Convertible promissory note original issue discount															$ 59,220
Convertible notes payable																								417,890
Accrued interest																								38,378
Convertible promissory note due date															Sep. 10, 2018
Net proceeds from convertible promissory notes														$ 542,200
Secured Convertible Promissory Notes Dated December 20, 2017 - St George Investments [Member]
Extinguishment of Debt [Line Items]
Convertible promissory note face value													$ 1,655,000
Convertible promissory note interest rate													10.00%
Convertible promissory note original issue discount													$ 155,000
Convertible promissory note conversion terms													The promissory notes are convertible, at any time at the lender’s option, at $2.40 per share. However, in the event the Company’s market capitalization (as defined) falls below $30,000,000, the conversion rate is 60% of the 3 lowest closing trade prices due the 20 trading days immediately preceding date of conversion, subject to additional adjustments, as defined. In addition, the promissory note includes certain anti-dilution provisions should the Company subsequently issue any common stock or equivalents at an effective price less than the lender conversion price
Convertible promissory note payment terms													The Company has a right to prepayment of the note, subject to a 20% prepayment premium and is secured by a trust deed of certain assets of the Company
Convertible promissory note due date													Oct. 27, 2018
Net proceeds from convertible promissory notes												$ 300,000															$ 1,200,000
Legal, accounting and other transaction costs with respect to convertible promissory note													$ 5,000
Convertible promissory note description													The promissory note was funded in nine tranches of $300,000; $200,000; $200,000; $400,000; $75,000; $150,000; $85,000; $120,000 and $70,000, resulting in aggregate net proceeds of $1,500,000
Secured Convertible Promissory Notes Dated December 20, 2017 - St George Investments [Member] | Warrant [Member]
Extinguishment of Debt [Line Items]
Warrants issued for debt as an investment incentive													1,100,000
Cashless warrant period													5 years
Exercisable price													$ 2.40
Secured Convertible Promissory Notes - St George Investments [Member]
Extinguishment of Debt [Line Items]
Note assigned from St.George										$ 250,000
Secured Convertible Promissory Notes August 28, 2018 - St George Investments [Member]
Extinguishment of Debt [Line Items]
Convertible promissory note face value											$ 1,128,518
Convertible promissory note interest rate											10.00%
Convertible promissory note original issue discount											$ 100,000
Convertible promissory note conversion terms											The promissory notes are convertible, at any time at the lender’s option, at $2.40 per share. However, in the event the Company’s market capitalization (as defined) falls below $30,000,000, the conversion rate is 60% of the 3 lowest closing trade prices due the 20 trading days immediately preceding date of conversion, subject to additional adjustments, as defined. In addition, the promissory note includes certain anti-dilution provisions should the Company subsequently issue any common stock or equivalents at an effective price less than the lender conversion price
Debt discount											$ 1,114,698
Convertible notes payable																												$ 828,518
Accrued interest																												$ 28,138
Convertible promissory note payment terms											The Company has a right to prepayment of the note, subject to a 15% prepayment premium and is secured by a trust deed of certain assets of the Company
Convertible promissory note due date											Jun. 30, 2019
Net proceeds from convertible promissory notes																				$ 825,000			$ 198,518
Legal, accounting and other transaction costs with respect to convertible promissory note											$ 5,000
Convertible promissory note overfunding											$ 23,518
Gross proceeds from convertible promissory note																							218,518
Convertible promissory note conversion terms											The promissory notes are convertible, at any time at St. George’s option, at $2.40 per share. However, in the event the Company’s Market Capitalization falls below $30,000,000, the conversion rate will be 60% of the three lowest closing trade prices during the 20 trading days immediately prior to the date of conversion, subject to additional adjustments. In addition, the promissory notes include certain anti-dilution provisions should the Company subsequently issue any common stock or common stock equivalents at an effective price per share that is less than the conversion price then in effect. The Company has a right to prepayment of the note, subject to a 15% prepayment premium. The note is secured by a trust deed of certain assets of the Company.
Proceeds from convertible debt																											5,000
Proceeds from convertible debt																											$ 825,000
Secured Convertible Promissory Notes August 28, 2018 - St George Investments [Member] | Warrant [Member]
Extinguishment of Debt [Line Items]
Warrants issued for debt as an investment incentive											750,000
Cashless warrant period											5 years
Exercisable price											$ 2.40
Fair value of issued warrants											$ 1,588,493
Secured Convertible Promissory Notes January 29, 2019 - St George Investments [Member]
Extinguishment of Debt [Line Items]
Convertible promissory note face value									$ 2,205,000
Convertible promissory note interest rate									10.00%
Convertible promissory note original issue discount									$ 200,000
Convertible promissory note conversion terms									The promissory notes are convertible, at any time at the lender’s option, at $2.40 per share. However, in the event the Company’s market capitalization (as defined) falls below $30,000,000, the conversion rate is 60% of the 3 lowest closing trade prices due the 20 trading days immediately preceding date of conversion, subject to additional adjustments, as defined. In addition, the promissory note includes certain anti-dilution provisions should the Company subsequently issue any common stock or equivalents at an effective price less than the lender conversion price
Convertible promissory note payment terms									The Company has a right to prepayment of the note, subject to a 15% prepayment premium and is secured by a trust deed of certain assets of the Company
Convertible promissory note due date									Dec. 05, 2019
Net proceeds from convertible promissory notes																							1,276,482
Legal, accounting and other transaction costs with respect to convertible promissory note									$ 5,000
Gross proceeds from convertible promissory note																							1,406,482
Convertible promissory note conversion terms									The promissory notes are convertible, at any time at the lender’s option, at $2.40 per share. However, in the event the Company’s Market Capitalization falls below $30,000,000, the conversion price will be 60% of the three lowest closing trade prices the 20 trading days immediately prior to the date of conversion, subject to additional adjustments. In addition, the promissory note includes certain anti-dilution provisions should the Company subsequently issue any common stock or common stock equivalents at an effective price per share that is less than the conversion price then in effect. The Company has a right to prepayment of the note, subject to a 15% prepayment premium. The note is secured by a trust deed of certain assets of the Company.
Secured Convertible Promissory Notes January 29, 2019 - St George Investments [Member] | Warrant [Member]
Extinguishment of Debt [Line Items]
Warrants issued for debt as an investment incentive									1,500,000
Cashless warrant period									5 years
Exercisable price									$ 2.40
Fair value of issued warrants									$ 999,838
Secured Convertible Promissory Notes March 25, 2019 - St George Investments [Member]
Extinguishment of Debt [Line Items]
Convertible promissory note face value							$ 580,000
Convertible promissory note interest rate							10.00%
Convertible promissory note original issue discount							$ 75,000
Convertible promissory note conversion terms							issuance date and include an original issuance discount in aggregate amount of $22,500. Interest accrues from the issuance date, but interest shall not become payable until the notes becomes payable. The notes are convertible at any time at a conversion price equal to 60% of the market price of the Company’s common stock, defined as the lowest trading price during the 15-trading-day period prior to the conversion date. Upon the issuance of these convertible notes, the Company determined that the features associated with the embedded conversion option embedded in the debentures should be accounted for at fair value, as a derivative liability, as the Company cannot determine if a sufficient number of shares of common stock would be available to settle all potential future conversion transactions. As of the funding date of each note, the Company determined the fair value of the embedded derivative associated with the convertibility of each note. The fair value of the embedded derivative has been added to the debt discount (total debt discount is limited to the face value of the debt) with any excess of the derivative liability recognized as interest expense. The aggregate debt discount of $88,674 was being amortized to interest expense over the respective terms of the notes. The Company also issued a warrants to purchase up to 519,230 shares of the Company’s common stock with an initial exercise price of $0.26, with reset provisions based on issuances of common stock subsequent to the issuance date. Due to the reset provision, the exercise option of these warrants is also accounted for as a derivative liability. See Note 10.
Debt discount							$ 483,966
Convertible promissory note payment terms							The Company has a right to prepayment of the note, subject to a 15% prepayment premium and is secured by a trust deed of certain assets of the Company
Convertible promissory note due date							Jan. 24, 2020
Net proceeds from convertible promissory notes																							500,000
Legal, accounting and other transaction costs with respect to convertible promissory note							$ 5,000
Gross proceeds from convertible promissory note																							$ 580,000
Convertible promissory note interest rate description							The promissory note bears interest at 10% compounded daily
Convertible promissory note conversion terms							The promissory notes are convertible, at any time at the lender’s option, at $2.40 per share. However, in the event the Company’s market capitalization (as defined) falls below $30,000,000, the conversion rate is 60% of the 3 lowest closing trade prices due the 20 trading days immediately preceding date of conversion, subject to additional adjustments, as defined. In addition, the promissory note includes certain anti-dilution provisions should the Company subsequently issue any common stock or equivalents at an effective price less than the lender conversion price
Secured Convertible Promissory Notes March 25, 2019 - St George Investments [Member] | Warrant [Member]
Extinguishment of Debt [Line Items]
Warrants issued for debt as an investment incentive							375,000
Cashless warrant period							5 years
Exercisable price							$ 2.40
Fair value of issued warrants							$ 258,701
Convertible Promissory Notes - December 23, 2019, Robert L. Hymers III [Member]
Extinguishment of Debt [Line Items]
Convertible promissory note face value																													$ 70,000
Convertible promissory note interest rate																													10.00%
Convertible promissory note conversion terms			All payments shall be made at such address as the Holder shall hereafter give to the Company by written notice made in accordance with the provisions of this Note. Whenever any amount expressed to be due by the terms of this Note is due on any day which is not a business day, the same shall instead be due on the next succeeding day which is a business day and, in the case of any interest payment date which is not the date on which this Note is paid in full, the extension of the due date thereof shall not be taken into account for purposes of determining the amount of interest due on such date
Debt discount																													$ 46,666
Convertible notes payable																	$ 96,552				$ 96,552			96,552
Accrued interest																								1,005
Convertible promissory note payment terms			For so long as there remains any amount due hereunder, the Holder shall have the option to convert all or any portion of the unpaid principal amount of this Note, plus accrued interest (together with the unpaid principal amount, the “Converted Amount”), into shares of the Company’s common stock. The conversion price (the “Conversion Price”) shall be equal to a fifty percent (50%) discount to the lowest closing bid of the previous fifteen (15) day trading period, ending on the business day before a Notice of Conversion is delivered to the Company. The number of shares of Common Stock into which the Converted Amount shall be convertible (the “Conversion Shares”) shall be determined by dividing (i) the Converted Amount by (ii) the Conversion Price. A conversion shall be deemed to occur on the date that the Company receives an executed copy of the Conversion Notice
Debt discount																													$ 92,332
Convertible Notes Payable - Robert Hymers III [Member]
Extinguishment of Debt [Line Items]
Gain (loss) on change in fair value of derivative liabilities																								149,067
Convertible Notes Payable - Natural Plant Extract [Member]
Extinguishment of Debt [Line Items]
Convertible notes payable																														$ 56,085
G W Holdings Group [Member]
Extinguishment of Debt [Line Items]
Convertible promissory note conversion terms		On January 6, 2020, the Company entered into a convertible promissory note in the amount of $57,750 with GW Holdings Group, LLC (“GW”). GW has the option, beginning on the six month anniversary of the date of issuance, to convert all or any amount of the principal face amount of the note then outstanding into shares of the Company's common stock at a conversion price equal to 40% discount of the lowest trading price for the 15 trading days prior to the date of the conversion. The note accrues interest at a rate of 10% per annum and include a $5,250 original issue discount such that the price of the note was $57,750. As of June 30, 2021 and December 31, 2020, the Company owed $0 and $98,175 of principal, respectively, on the note. As of June 30, 2021 and December 31, 2020, the Company owed $0 and $818 in accrued interest on the note , respectively.
Two Convertible Promissory Notes January 29, 2019 - St George Investments [Member]
Extinguishment of Debt [Line Items]
Convertible notes payable																								1,160,726
Accrued interest																								349,458
Net proceeds from convertible promissory notes																								150,000
Shares issued for settlement of debt, value																								$ 160,000
Common Stock [Member]
Extinguishment of Debt [Line Items]
Common stock issued in settlement of convertible notes payable and accrued interest, shares																					810,689,880	270,547,861		2,291,141,317	9,251,217
Common Stock [Member] | Secured Convertible Promissory Notes Assigned To John Fife [Member]
Extinguishment of Debt [Line Items]
Shares issued for settlement of debt, value								$ 150,959
Accrued interest portion of debt converted into common stock								4,963
Derivative liabilities portion of debt converted into common stock								$ 160,454
Shares issued for settlement of debt, shares								394,460
Common Stock [Member] | Secured Convertible Promissory Notes August 28, 2018 - St George Investments [Member]
Extinguishment of Debt [Line Items]
Shares issued for settlement of debt, value																					$ 1,000,859
Derivative liabilities portion of debt converted into common stock																					$ 840,299
Shares issued for settlement of debt, shares																					4,475,543
Gain (loss) on debt settlement																					$ 612,034
Common Stock [Member] | Settlement For Convertible Notes [Member]
Extinguishment of Debt [Line Items]
Common stock issued in settlement of convertible notes payable and accrued interest, shares																								2,241,141,195